Cover	Sep. 27, 2022
Cover [Abstract]
Entity Registrant Name	NASCENT BIOTECH INC.
Entity Central Index Key	0001622057
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 27, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-55299
Entity Tax Identification Number	45-0612715
Entity Address Address Line 1	623 17th Street Suite 4
Entity Address City Or Town	Vero Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32960
City Area Code	612
Local Phone Number	961-5656
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false